LOANS AND ADVANCES TO CUSTOMERS, NET - Stage 3 loans and advances according to their type of evaluation (Details) - COP ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	$ 34,317,259	[1]	$ 37,570,270
Stage 3
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	566,597		1,318,452
Collectively evaluated | Stage 3
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	4,300,000
Loans and advances to customers | Stage 3
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	1,231,737		2,161,759
Loans and advances to customers | ECL
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	256,353,981		279,453,908
Loans and advances to customers | ECL | Stage 1
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	230,529,201		245,272,297
Loans and advances to customers | ECL | Stage 2
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	13,291,069		16,670,291
Loans and advances to customers | ECL | Stage 3
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	12,533,711		17,511,320
Loans and advances to customers | ECL | Collectively evaluated
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	252,014,548		272,927,347
Loans and advances to customers | ECL | Collectively evaluated | Stage 1
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	230,529,201		245,272,297
Loans and advances to customers | ECL | Collectively evaluated | Stage 2
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	13,291,069		16,670,291
Loans and advances to customers | ECL | Collectively evaluated | Stage 3
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	8,194,278		10,984,759
Loans and advances to customers | ECL | Individually evaluated
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	4,339,433		6,526,561
Loans and advances to customers | ECL | Individually evaluated | Stage 1
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	0		0
Loans and advances to customers | ECL | Individually evaluated | Stage 2
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	0		0
Loans and advances to customers | ECL | Individually evaluated | Stage 3
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	4,339,433		6,526,561
Allowance for loans, advances, and lease losses | Stage 3
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	(665,140)		(843,307)
Allowance for loans, advances, and lease losses | ECL
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	(13,253,946)		(16,179,738)
Allowance for loans, advances, and lease losses | ECL | Stage 1
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	(2,009,090)		(2,174,979)
Allowance for loans, advances, and lease losses | ECL | Stage 2
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	(2,277,512)		(2,673,761)
Allowance for loans, advances, and lease losses | ECL | Stage 3
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	(8,967,344)		(11,330,998)
Allowance for loans, advances, and lease losses | ECL | Collectively evaluated
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	(10,313,992)		(12,445,759)
Allowance for loans, advances, and lease losses | ECL | Collectively evaluated | Stage 1
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	(2,009,090)		(2,174,979)
Allowance for loans, advances, and lease losses | ECL | Collectively evaluated | Stage 2
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	(2,277,512)		(2,673,761)
Allowance for loans, advances, and lease losses | ECL | Collectively evaluated | Stage 3
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	(6,027,390)		(7,597,019)
Allowance for loans, advances, and lease losses | ECL | Individually evaluated
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	(2,939,954)		(3,733,979)
Allowance for loans, advances, and lease losses | ECL | Individually evaluated | Stage 1
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	0		0
Allowance for loans, advances, and lease losses | ECL | Individually evaluated | Stage 2
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	0		0
Allowance for loans, advances, and lease losses | ECL | Individually evaluated | Stage 3
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	$ (2,939,954)		$ (3,733,979)

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.